JOINT VENTURES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 03, 2014	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Jan. 03, 2014		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Joint ventures (Textuals) [Abstract]
Unconsolidated VIEs, Distributions									$ 113.0		$ 88.7		$ 107.3
Example of the joint venture activities									Engineering, procurement and construction of a concrete dam; Liquid waste management services, including the decontamination of a former nuclear fuel reprocessing facility and nuclear hazardous waste processing; Management of ongoing tank cleanup effort, including retrieving, treating, storing and disposing of nuclear waste that is stored at tank farms; Management and operation services, including commercial operations, decontamination, decommissioning, and waste management of a nuclear facility in the United Kingdom (“U.K.”); and Operations, maintenance, asset management services to the Canadian energy sector.
Maximum loss exposure that can not be quantified									In addition to potential losses arising out of the carrying values of the assets and liabilities of our unconsolidated joint ventures, our maximum exposure to loss also includes performance assurances and guarantees we sometimes provide to clients on behalf of joint ventures that we do not directly control. We enter into these guarantees primarily to support the contractual obligations associated with the joint ventures’ projects. The potential payment amount of an outstanding performance guarantee is typically the remaining cost of work to be performed by or on behalf of third parties under engineering and construction contracts. However, the majority of the unconsolidated joint ventures in which we participate involve cost-reimbursable, level-of-effort projects that are accounted for as service-type projects, not engineering and construction projects that would follow the percentage-of-completion or completed-contract accounting method. Revenues for service-type contracts are recognized in proportion to the number of service activities performed, in proportion to the direct costs of performing the service activities, or evenly across the period of performance, depending upon the nature of the services provided. The scope of services we provide on these cost-reimbursable contracts are management and operations services for government clients and operations and maintenance services for non-government clients. We believe that, due to the continual changes we experience in client funding and scope definitions, reliable estimates cannot be calculated because they cannot be reliably predicted. In addition, we participate in joint ventures in which the level of our participation is so minimal that we do not have access to those joint ventures’ estimates to complete. The joint ventures where we perform engineering and construction contracts and where we have access to the estimates to complete, which are needed to calculate the performance guarantees, are immaterial.
Consolidated Joint Ventures [Abstract]
Cash and cash equivalents	283.7				314.5				283.7		314.5		436.0		573.8
Net accounts receivable	2,849.0				2,869.4				2,849.0		2,869.4
Other current assets	173.2				204.2				173.2		204.2
Accounts and subcontractors payable	688.3				803.5				688.3		803.5
Billings in excess of costs and accrued earnings on contracts	233.1				289.1				233.1		289.1
Accrued expenses and other	365.2				277.8				365.2		277.8
Total URS equity	4,081.2				4,044.0				4,081.2		4,044.0
Noncontrolling interests	145.8				141.9				145.8		141.9
Unconsolidated Joint Ventures [Abstract]
Current assets	3,390.7				3,517.2				3,390.7		3,517.2
Current liabilities	1,838.6				2,001.0				1,838.6		2,001.0
Revenues	2,660.7	2,735.5	2,792.0	2,802.5	2,972.7	2,947.6	2,690.7	2,361.5	10,990.7		10,972.5		9,545.0
Cost of revenues	(2,564.1)	(2,559.0)	(2,641.6)	(2,651.3)	(2,810.5)	(2,753.3)	(2,527.5)	(2,203.2)	(10,416.0)		(10,294.5)		(8,988.8)
Income (loss) from continuing operations before taxes									497.0		615.7		229.0
Net income	19.2	88.8	67.3	71.9	70.6	106.7	53.6	79.7	247.2		310.6		(42.9)
Consolidated Joint Ventures [Member]
Consolidated Joint Ventures [Abstract]
Cash and cash equivalents	89.4				80.1				89.4		80.1
Net accounts receivable	199.7				282.2				199.7		282.2
Other current assets	3.0				2.9				3.0		2.9
Non-current assets	143.1				143.3				143.1		143.3
Total assets	435.2				508.5				435.2		508.5
Accounts and subcontractors payable	94.9				185.0				94.9		185.0
Billings in excess of costs and accrued earnings on contracts	14.9				8.7				14.9		8.7
Accrued expenses and other	39.5				40.0				39.5		40.0
Non-current liabilities	11.9				22.7				11.9		22.7
Total liabilities	161.2				256.4				161.2		256.4
Total URS equity	128.2				110.2				128.2		110.2
Noncontrolling interests	145.8				141.9				145.8		141.9
Total owners' equity	274.0				252.1				274.0		252.1
Total liabilities and owners' equity	435.2				508.5				435.2		508.5
Unconsolidated Joint Ventures [Abstract]
Revenues									1,100.0		1,600.0		1,700.0
Unconsolidated VIEs [Member]
Consolidated Joint Ventures [Abstract]
Non-current assets	36.8				23.8				36.8		23.8
Non-current liabilities	7.0				7.8				7.0		7.8
Unconsolidated Joint Ventures [Abstract]
Current assets	615.6				594.1				615.6		594.1
Current liabilities	433.2				372.5				433.2		372.5
Revenues									2,154.3	[1]	1,662.2	[1]	1,498.0	[1]
Cost of revenues									(1,909.0)	[1]	(1,440.6)	[1]	(1,201.5)	[1]
Income (loss) from continuing operations before taxes									245.3	[1]	221.6	[1]	296.5	[1]
Net income									$ 218.9	[1]	$ 206.0	[1]	$ 274.7	[1]

[1]	Income from unconsolidated U.S. joint ventures is generally not taxable in most tax jurisdictions in the U.S. The tax expenses on our other unconsolidated joint ventures are primarily related to foreign taxes.